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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange
Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2009

ING Senior Income Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2009

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	8

Statement of Operations	10

Statements of Changes in Net Assets	11

Statement of Cash Flows	12

Financial Highlights	13

Notes to Financial Statements	15

Additional Information	24

Portfolio of Investments	25

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ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Senior Income Fund (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2009
Net Assets	$869,657,047
Total Assets	$989,220,610
Assets Invested in Senior Loans	$946,999,444
Senior Loans Represented	471
Average Amount Outstanding per Loan	$2,010,615
Industries Represented	35
Average Loan Amount per Industry	$27,057,127
Portfolio Turnover Rate (YTD)	18%
Weighted Average Days to Interest Rate Reset	32
Average Loan Final Maturity	51 months
Total Leverage as a Percentage of Total Assets	7.58%

PERFORMANCE SUMMARY

During the six months ended August 31, 2009, the Fund's Class A, Class I, Class Q and Class W shares each distributed total dividends from income of $0.30, resulting in an average annualized distribution rate(1) of 6.12%, 6.15%, 6.16%, and 6.13%, respectively. During the same period, the Fund's Class B and Class C shares each distributed total dividends from income of $0.28, resulting in an average annualized distribution rate of 5.65%(1) and 5.64%(1), respectively.

The Fund's total return for the six months ended August 31, 2009, excluding sales charges, for Class A, Class B, Class C, Class I, Class Q and Class W was 37.01%, 36.81%, 36.73%, 37.54%, 37.15%, and 37.25%, respectively. For the same period, the S&P/LSTA Leveraged Loan Index (the "Index")(2) had a gross return of 30.80%.

The overall loan market carried a decidedly positive bias throughout the period, as key technical factors remained intact; namely, limited new loan origination activity, the accelerated prepayment of loans with proceeds from newly issues high yield bonds, and new investment flows into bank loan mutual funds. Year-to-date, the stock of existing institutional loans has declined approximately 7% to $555 billion, the largest peak-to-trough reduction on record. The lack of new loans to invest in continues to have an uplifting effect on loans already in the market.

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Fund's average month-end net asset value. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

A more sanguine fundamental outlook also provided a constructive backdrop for loan performance. Although the domestic economy continues to search for solid footing, credit conditions appear to be improving modestly. While the actual trailing default rate continues to creep up (9.68% at the end of August, a record high), the annualized default rate has slowed substantially (to 7.7% between April and August, from a record pace of 19.5% in the first quarter).

Corporate earnings are also trending better than expected. Indeed, S&P recently reported that of 118 public issuers spread across the 23 industry sectors comprising the Index, the average sequential revenue increase during the second quarter was 5%, versus a 6.5% decline in the first quarter. The average sequential increase in earnings before interest, taxes and depreciation and amortization for the second quarter was 16.9%, the first positive reading since the second quarter of 2008. Of course, the risk of a double-dip recession, while lessening, has not been eliminated. And while cash flow improvement is unquestionably important, particularly to leveraged companies, loan investors are now looking for greater demand-driven revenue growth as an indication of sustainability.

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2009 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Cequel Communications, LLC	2.7%	3.1%
Univision Communications, Inc.	2.1%	2.4%
Metro-Goldwyn-Mayer, Inc.	1.8%	2.0%
Hotel Del Coronado	1.7%	1.9%
Texas Competitive Electric Holdings Company, LLC	1.5%	1.7%
Lyondell Chemical Company	1.4%	1.6%
PBL Media	1.3%	1.5%
Idearc, Inc.	1.3%	1.5%
UPC Financing Partnership	1.2%	1.3%
First Data Corporation	1.0%	1.1%

PORTFOLIO REVIEW

The Fund's performance during the period was buoyed by a continuing strong technical undercurrent to the senior loan market, in addition to the Fund's limited exposure to non-performing loan assets relative to the Index. Because of its long-standing focus on higher quality, below investment grade senior loans, the Fund has not fully participated in the powerful rally among the lowest rated (i.e., riskiest) component of the Index that commenced early in the year and continued through the end of August. Nonetheless, issuer selection was generally favorable and beneficial to returns. The Fund held positions in four of the five top contributors to the Index returns during the period, including market bellwethers First Data Corporation, Texas Competitive Electric Holdings Company LLC and Univision Communications, Inc. Less impactful in a rising market, but significant nonetheless, the Fund did not hold any of the top-five detractors from the Index. Sector allocation proved neutral. Broadcasting and retailing contributed to results as investors searched for value in these challenged industries. Healthcare and cable, although positive, underperformed on a relative basis. The technical underperformance of the healthcare sector was due largely to the ongoing market-wide push into riskier credits and industries, e.g., automotive and certain areas of real estate.

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2009 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	9.5%	10.9%
Printing & Publishing	7.7%	8.8%
Retail Stores	7.1%	8.1%
North American Cable	6.9%	7.9%
Chemicals, Plastics & Rubber	5.8%	6.7%
Radio and TV Broadcasting	5.5%	6.2%
Utilities	5.0%	5.7%
Data and Internet Services	4.8%	5.5%
Leisure, Amusement, Entertainment	3.5%	4.0%
Foreign Cable, Foreign TV, Radio and Equipment	3.1%	3.5%

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Non-performing assets within the portfolio remained within our expectations during a period in which the overall market default rate continued to rise. Since January 2008 (the unofficial onset of this default cycle), the Fund has experienced 20 defaults (performing and nonperforming), compared to 82 in the Index.

INDUSTRY ALLOCATION AS OF AUGUST 31, 2009 (AS A PERCENT OF NET ASSETS)
Healthcare, Education and Childcare	10.9%
Printing & Publishing	8.8%
Retail Stores	8.1%
North American Cable	7.9%
Chemicals, Plastics & Rubber	6.7%
Radio and TV Broadcasting	6.2%
Utilities	5.7%
Data and Internet Services	5.5%
Leisure, Amusement, Entertainment	4.0%
Foreign Cable, Foreign TV, Radio and Equipment	3.5%
Gaming	3.4%
Diversified / Conglomerate Manufacturing	3.3%
Diversified / Conglomerate Service	3.1%
Industries between 2.0% - 2.9%(1)	20.4%
Industries less than 2.0%(2)	12.1%
Other Assets and Liabilities - Net	(9.6)%
Net Assets	100.0%

(1)  Includes nine industries, which each represents 2.0% - 2.9% of net assets.

(2)  Includes thirteen industries, which each represents less than 2.0% of net assets.

Portfolio holdings are subject to change daily.

OUTLOOK

Heading into the last portion of 2009, the global loan market has reached an interesting juncture. Optimists continue to see strong value in an ultra-short duration credit instrument trading at a still substantial discount, particularly if one is more than moderately concerned about higher inflation and interest rates in the future. Recall that senior loans, by way of their floating rate mechanism, have historically provided participation in, and are an effective and efficient hedge against, rising short-term interest rates. Moreover, should the economy really turn the corner into sustainable growth, we believe the velocity of default rates should continue to diminish, furthering the case for the asset class.

Those less optimistic point to the unprecedented run in loan prices since the first of the year (which argues a less compelling valuation) and a fundamental outlook that still hinges on the path of the economic recovery. While we agree that the excess returns earned in the first half of this year are not likely to be repeated, we also believe both the technical backdrop and the fundamental outlook for the loan market are aligned to provide loan investors with relatively favorable risk adjusted return opportunities over the foreseeable investment horizon.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Senior Income Fund October 9, 2009

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the Periods Ended August 31, 2009
	1 Year	3 Years	5 Years	April 2, 2001	April 15, 2008
Including Sales Charge:
Class A(1)	(9.02)%	(3.46)%	(0.59)%	2.57%	—
Class B(2)	(9.81)%	(3.65)%	(0.29)%	2.03%	—
Class C(3)	(8.06)%	(3.11)%	(0.13)%	2.05%	—
Class I	(6.29)%	—	—	—	(3.10)%
Class Q	(6.67)%	(2.63)%	0.36%	2.52%	—
Class W	(6.29)%	—	—	—	(2.94)%
Excluding Sales Charge:
Class A	(6.70)%	(2.63)%	0.37%	2.57%	—
Class B	(7.20)%	(3.11)%	(0.14)%	2.03%	—
Class C	(7.19)%	(3.11)%	(0.13)%	2.05%	—
Class I	(6.29)%	—	—	—	(3.10)%
Class Q	(6.67)%	(2.63)%	0.36%	2.52%	—
Class W	(6.29)%	—	—	—	(2.94)%
S&P/LSTA Leveraged Loan Index(4)	2.39%	1.62%	3.18%	3.92%	2.01%

Total net returns reflect that ING Investments, LLC (the Fund's "Investment Adviser") may have waived, reimbursed or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month-end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Return calculations for the period beginning April 2, 2001 through June 30, 2002, reflect no deduction of a front-end sales charge. Return calculations for the period beginning July 1, 2002 through October 10, 2004, reflect deduction of the maximum Class A sales charge of 4.75%. Return calculations with a starting date after October 11, 2004 are based on a 2.50% sales charge. There is no front-end sales charge if you purchase Class A common shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within one year of purchase.

(2)  Class B maximum EWC is 3% in the first year, declining to 1% in the fifth year and eliminated thereafter.

(3)  Class C maximum EWC is 1% for the first year.

(4)  Source: S&P/Loan Syndications and Trading Association. The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the LSTA conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index. Since inception performance for the Index is shown from April 1, 2001 for Class A, B, C and Class Q common shares. Since inception performance for the Index is shown from May 1, 2008 for Class I and Class W common shares.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	30-Day SEC Yields(1)
	Class A	Class B	Class C	Class I	Class Q	Class W
August 31, 2009	4.30%	3.91%	3.91%	4.66%	4.40%	4.66%
February 28, 2009	6.66%	6.32%	6.32%	7.16%	6.85%	7.13%
	Average Annualized Distribution Rates(2)
	Class A	Class B	Class C	Class I	Class Q	Class W
August 31, 2009	6.12%	5.65%	5.64%	6.15%	6.16%	6.13%
February 28, 2009	7.55%	7.08%	7.07%	7.61%	7.60%	7.58%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the Securities Exchange Commission standardized yield formula for open-end investment companies.

(2)  Distribution Rates are calculated by annualizing dividends declared during the period (i.e., by dividing the monthly dividend amount by the number of days in the month and multiplying by the number of days in the fiscal year) and then dividing the resulting annualized dividend by the month-ending NAV.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Fund. This is not, and is not intended to be, a description of all risks of investing in the Fund. A more detailed description of the risks of investing in the Fund is contained in the Fund's current prospectus.

Credit Risk: The Fund invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Fund's common shares. If short-term market interest rates fall, the yield on the Fund will also fall. To the extent that the interest rate spreads on loans in the Fund experience a general decline, the yield on the Fund will fall and the value of the Fund's assets may decrease, which will cause the Fund's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Fund's use of leverage through borrowings or the issuance of preferred shares can adversely affect the yield on the Fund's Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. The Fund also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers of not more than 10% of its outstanding Common Shares. If more than the respective monthly repurchase offer of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates. For the months of March 2008 and April 2008, the Fund received redemption requests in excess of the respective monthly repurchase offer amounts and therefore had to reduce such requests pro rata.

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2009 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,137,813,679)	$953,386,392
Cash	5,649,213
Foreign currencies at value (Cost $5,399,208)	5,375,321
Receivables:
Investment securities sold	17,827,429
Fund shares sold	2,526,337
Interest	3,839,803
Other	13,950
Unrealized appreciation on forward foreign currency contracts	69,732
Reimbursement due from manager	485,438
Prepaid expenses	46,995
Total assets	989,220,610
LIABILITIES:
Payable for investment securities purchased	38,149,203
Notes payable	75,000,000
Deferred arrangement fees on senior loans	340,662
Payable to affiliates	1,065,901
Income distribution payable	1,957,769
Unrealized depreciation on forward foreign currency contracts	1,183,323
Unrealized depreciation on unfunded commitments	1,196,737
Accrued trustees fees	78,643
Other accrued expenses and liabilities	591,325
Total liabilities	119,563,563
NET ASSETS	$869,657,047
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,255,313,760
Undistributed net investment income	20,298,174
Accumulated net realized loss on investments and foreign currency related transactions	(219,084,835)
Net unrealized depreciation on investments, foreign currency related transactions, and unfunded commitments	(186,870,052)
NET ASSETS	$869,657,047

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2009 (Unaudited) (continued)

Class A
Net assets	$394,775,780
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	33,943,258
Net asset value and redemption price per share	$11.63
Maximum offering price per share (2.50%)(1)	$11.93
Class B
Net assets	$39,326,889
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	3,390,211
Net asset value and redemption price per share(2)	$11.60
Class C
Net assets	$377,265,326
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	32,473,536
Net asset value and redemption price per share(2)	$11.62
Class I
Net assets	$140,989
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	12,177
Net asset value and redemption price per share	$11.58
Class Q
Net assets	$38,163,098
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	3,301,292
Net asset value and redemption price per share	$11.56
Class W
Net assets	$19,984,965
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	1,720,629
Net asset value and redemption price per share	$11.61

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$25,011,363
Arrangement fees earned	143,054
Other	625,489
Total investment income	25,779,906
EXPENSES:
Investment management fees	3,346,552
Administration fees	418,319
Distribution and service fees:
Class A	418,122
Class B	182,775
Class C	1,239,447
Class Q	39,969
Transfer agent fees:
Class A	124,962
Class B	13,851
Class C	124,277
Class I	23
Class Q	11,882
Class W	4,055
Shareholder reporting expense	89,684
Interest expense	1,533,941
Custodian fees	218,092
Professional fees	103,536
Trustees' fees	20,919
SEC Registration fees	55,478
Postage expense	227,820
Excise tax expense	966,538
Miscellaneous expense	58,219
Total expenses	9,198,461
Less:
Net waived and reimbursed fees	(1,305,645)
Net expenses	7,892,816
Net investment income	17,887,090
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND UNFUNDED COMMITMENTS:
Net realized loss on:
Investments	(53,605,693)
Forward foreign currency contracts	(8,398,203)
Foreign currency related transactions	(868,638)
Net realized loss on investments and foreign currency related transactions	(62,872,534)
Net change in unrealized appreciation or depreciation on:
Investments	274,166,105
Forward foreign currency contracts	(2,794,195)
Foreign currency related transactions	497,043
Unfunded commitments	1,589,328
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and unfunded commitments	273,458,281
Net realized and unrealized gain on investments, foreign currency related transactions, and unfunded commitments	210,585,747
Increase in net assets resulting from operations	$228,472,837

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2009	Year Ended February 28, 2009
FROM OPERATIONS:
Net investment income	$17,887,090	$62,020,434
Net realized loss on investments, foreign currency related transactions, and payments by affiliates	(62,872,534)	(112,882,541)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and unfunded commitments	273,458,281	(244,822,029)
Increase (decrease) in net assets resulting from operations	228,472,837	(295,684,136)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(9,815,630)	(28,839,390)
Class B	(995,308)	(3,294,298)
Class C	(8,951,793)	(27,498,197)
Class I	(1,891)	(149)
Class Q	(943,216)	(2,516,784)
Class W	(334,954)	(115,014)
Decrease in net assets from distributions to shareholders	(21,042,792)	(62,263,832)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	116,137,752	139,832,162
Reinvestment of distributions	11,472,128	36,985,628
	127,609,880	176,817,790
Cost of shares repurchased	(85,573,506)	(549,775,544)
Net increase (decrease) in net assets resulting from capital share transactions	42,036,374	(372,957,754)
Net increase (decrease) in net assets	249,466,419	(730,905,722)
NET ASSETS:
Beginning of period	620,190,628	1,351,096,350
End of period	$869,657,047	$620,190,628
Undistributed net investment income at end of period	$20,298,174	$23,453,876

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2009 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$22,148,642
Arrangement fees received	43,049
Other income received	626,088
Interest paid	(1,916,115)
Other operating expenses paid	(6,995,927)
Purchases of investments	(111,270,251)
Proceeds on sale of investments	148,852,982
Net cash provided by operating activities	51,488,468
Cash Flows From Financing Activities:
Distributions paid to common shareholders	(9,145,733)
Proceeds from capital shares sold	114,618,983
Disbursements for capital shares repurchased	(85,573,506)
Net decrease in notes payable	(77,000,000)
Net cash flows used in financing activities	(57,100,256)
Net decrease in cash	(5,611,788)
Cash at beginning of period	11,261,001
Cash at end of period	$5,649,213
Reconciliation of Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Increase in net assets resulting from operations	$228,472,837
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation/depreciation on investments	(274,166,105)
Change in unrealized appreciation/depreciation on foreign currencies	26,437
Change in unrealized appreciation/depreciation on forward foreign currency contracts	2,794,195
Change in unrealized depreciation on unfunded commitments	(1,589,328)
Change in unrealized depreciation on other assets and liabilities	(523,480)
Net accretion of discounts on investments	(5,398,248)
Net amortization of premiums on investments	77,102
Net realized loss on sale of investments and foreign currency related transactions	62,872,534
Purchases of investments	(111,270,251)
Proceeds on sale of investments	148,852,982
Decrease in other assets	599
Decrease in interest receivable	2,458,425
Increase in reimbursement due from manager	(233,970)
Increase in prepaid expenses	(5,526)
Decrease in deferred arrangement fees on revolving credit facilities	(100,005)
Decrease in accrued interest payable	(382,174)
Increase in payable to affiliates	287,930
Increase in accrued trustee fees	11,184
Decrease in other accrued expenses	(696,670)
Total adjustments	(176,984,369)
Net cash provided by operating activities	$51,488,468
Non Cash Financing Activities
Receivable for shares sold	$2,526,337
Reinvestment of distributions	$11,472,128

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance										Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment			Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)		Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)	Expenses (with interest and other fees related to revolving credit facility) (3)	Net investment income (loss) (3)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class A
08-31-09	8.74	0.28	2.92	3.20	(0.30)	—	—	(0.30)	11.63	37.01		1.47	1.88	5.03	1.81	2.22	4.69	394,776	18
02-28-09	13.21	0.77	(4.47)	(3.70)	(0.77)	—	—	(0.77)	8.74	(29.08	)(a)	1.61	2.81	6.52	1.71	2.91	6.42	278,225	10
02-29-08	15.57	1.04	(2.35)	(1.31)	(0.95)	(0.03)	(0.07)	(1.05)	13.21	(8.94)		1.53	2.81	6.85	1.53	2.81	6.85	595,017	56
02-28-07	15.56	1.01	0.02	1.03	(1.02)	—	—	(1.02)	15.57	6.84		1.50	2.56	6.42	1.48	2.54	6.44	998,140	57
02-28-06	15.59	0.78	(0.03)	0.75	(0.78)	—	—	(0.78)	15.56	4.96		1.50	2.20	4.98	1.48	2.18	5.00	918,621	82
02-28-05	15.47	0.55	0.18	0.73	(0.56)	(0.05)	—	(0.61)	15.59	4.80		1.34	1.45	6.49	1.35	1.46	3.48	736,740	82
02-29-04	14.83	0.61	0.69	1.30	(0.64)	(0.02)	—	(0.66)	15.47	8.93		1.36	1.43	3.84	1.46	1.53	3.74	172,975	72
02-28-03	14.92	0.69	(0.09)	0.60	(0.69)	—	—	(0.69)	14.83	4.15		1.42	1.63	4.88	1.57	1.78	4.73	11,106	60
04-02-01(4)-02-28-02	15.00	0.81	(0.09)	0.72	(0.80)	—	—	(0.80)	14.92	4.92		1.47	1.73	5.58	1.82	2.07	5.26	2,411	65
Class B
08-31-09	8.71	0.19	2.97	3.16	(0.28)	—	—	(0.28)	11.60	36.81		1.97	2.38	4.55	2.56	2.97	3.96	39,327	18
02-28-09	13.17	0.70	(4.45)	(3.75)	(0.71)	—	—	(0.71)	8.71	(29.47	)(a)	2.11	3.31	6.02	2.46	3.66	5.67	32,838	10
02-29-08	15.53	0.96	(2.34)	(1.38)	(0.94)	(0.03)	(0.01)	(0.98)	13.17	(9.43)		2.04	3.35	6.36	2.29	3.60	6.11	75,885	56
02-28-07	15.53	0.92	0.02	0.94	(0.94)	—	—	(0.94)	15.53	6.26		2.00	3.06	5.91	2.23	3.29	5.68	111,749	57
02-28-06	15.57	0.70	(0.04)	0.66	(0.70)	—	—	(0.70)	15.53	4.37		1.99	2.69	4.45	1.97	2.67	4.47	120,254	82
02-28-05	15.45	0.47 •	0.18	0.65	(0.48)	(0.05)	—	(0.53)	15.57	4.28		1.87	1.94	2.93	2.13	2.19	2.67	125,200	82
02-29-04	14.82	0.53	0.69	1.22	(0.57)	(0.02)	—	(0.59)	15.45	8.33		1.87	1.97	3.47	2.22	2.31	3.13	62,852	72
02-28-03	14.92	0.62	(0.10)	0.52	(0.62)	—	—	(0.62)	14.82	3.57		1.91	2.09	4.12	2.31	2.49	3.72	17,648	60
04-02-01(4)-02-28-02	15.00	0.75	(0.10)	0.65	(0.73)	—	—	(0.73)	14.92	4.45		1.96	2.23	5.19	2.29	2.54	4.89	12,776	65
Class C
08-31-09	8.73	0.23	2.94	3.17	(0.28)	—	—	(0.28)	11.62	36.73		1.97	2.38	4.55	2.31	2.72	4.22	377,265	18
02-28-09	13.19	0.71	(4.46)	(3.75)	(0.71)	—	—	(0.71)	8.73	(29.42	)(a)	2.11	3.31	6.02	2.21	3.41	5.92	280,599	10
02-29-08	15.55	0.96	(2.34)	(1.38)	(0.88)	(0.03)	(0.07)	(0.98)	13.19	(9.42)		2.04	3.35	6.35	2.04	3.35	6.35	625,516	56
02-28-07	15.55	0.93	0.01	0.94	(0.94)	—	—	(0.94)	15.55	6.25		2.00	3.06	5.92	1.98	3.04	5.93	927,950	57
02-28-06	15.58	0.70	(0.03)	0.67	(0.70)	—	—	(0.70)	15.55	4.44		1.99	2.69	4.46	1.97	2.67	4.48	923,549	82
02-28-05	15.46	0.47	0.18	0.65	(0.48)	(0.05)	—	(0.53)	15.58	4.28		1.83	1.94	2.88	1.83	1.95	2.87	830,584	82
02-29-04	14.82	0.53	0.70	1.23	(0.57)	(0.02)	—	(0.59)	15.46	8.40		1.86	1.94	3.38	1.96	2.04	3.28	275,849	72
02-28-03	14.92	0.62	(0.10)	0.52	(0.62)	—	—	(0.62)	14.82	3.57		1.91	2.09	4.19	2.06	2.24	4.04	32,647	60
04-02-01(4)-02-28-02	15.00	0.75	(0.10)	0.65	(0.73)	—	—	(0.73)	14.92	4.45		1.96	2.23	5.20	2.29	2.54	4.89	19,391	65
Class I
08-31-09	8.67	0.62	2.59	3.21	(0.30)	—	—	(0.30)	11.58	37.54		1.12	1.53	5.15	1.46	1.87	4.81	141	18
04-15-08(4)-02-28-09	13.24	0.66	(4.61)	(3.95)	(0.62)	—	—	(0.62)	8.67	(30.38	)(a)	1.26	2.46	6.87	1.36	2.56	6.77	2	10
Class Q
08-31-09	8.68	0.31	2.87	3.18	(0.30)	—	—	(0.30)	11.56	37.15		1.47	1.88	5.03	1.81	2.22	4.68	38,163	18
02-28-09	13.13	0.76	(4.44)	(3.68)	(0.77)	—	—	(0.77)	8.68	(29.11	)(a)	1.61	2.81	6.48	1.71	2.91	6.38	24,324	10
02-29-08	15.49	1.05	(2.36)	(1.31)	(1.01)	(0.03)	(0.01)	(1.05)	13.13	(8.99)		1.53	2.71	6.81	1.53	2.71	6.81	54,678	56
02-28-07	15.49	0.99	0.03	1.02	(1.02)	—	—	(1.02)	15.49	6.81		1.50	2.56	6.39	1.48	2.54	6.41	135,675	57
02-28-06	15.52	0.78	(0.03)	0.75	(0.78)	—	—	(0.78)	15.49	4.97		1.49	2.19	4.96	1.47	2.17	4.98	184,586	82
02-28-05	15.41	0.52	0.20	0.72	(0.56)	(0.05)	—	(0.61)	15.52	4.75		1.34	1.45	3.39	1.34	1.45	3.38	183,017	82
02-29-04	14.79	0.63	0.65	1.28	(0.64)	(0.02)	—	(0.66)	15.41	8.82		1.40	1.54	4.17	1.48	1.62	4.09	157,051	72
02-28-03	14.89	0.69	(0.10)	0.59	(0.69)	—	—	(0.69)	14.79	4.09		1.41	1.59	4.69	1.56	1.74	4.54	215,341	60
02-28-02	15.30	0.81	(0.32)	0.49	(0.90)	—	—	(0.90)	14.89	3.73		1.43	1.63	5.94	1.70	1.90	5.67	215,029	65
12-15-00(4)-02-28-01	15.02	0.14	0.14	0.28	—	—	—	—	15.30	1.80		1.85	1.85	7.00	1.85	1.85	7.00	94,096	11
Class W
08-31-09	8.71	0.52	2.69	3.21	(0.30)	—	—	(0.30)	11.61	37.25		1.12	1.53	5.15	1.46	1.87	4.81	19,985	18
04-15-08(4)-02-28-09	13.24	0.65	(4.56)	(3.91)	(0.62)	—	—	(0.62)	8.71	(30.07	)(a)	1.21	2.56	8.25	1.31	2.66	8.15	4,202	10

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class B – 0.90% of Managed Assets plus 1.20% of average daily net assets; Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; Class Q – 0.90% of Managed Assets plus 0.45% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(3)  Annualized for periods less than one year.

(4)  Commencement of operations.

•  Calculated using average number of shares outstanding throught the period.

(a)  There was no impact on total return due to payments by affiliates.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000's)	($)	($000's)	(000's)
Class A
08-31-09	75,000	12,600	90,453	33,943
02-28-09	152,000	5,080	288,762	31,849
02-29-08	544,000	3,484	426,164	45,039
02-28-07	237,000	10,171	404,137	64,122
02-28-06	389,000	6,519	325,044	59,029
02-28-05	163,000	1,251	34,767	47,252
02-29-04	—	—	20,771	11,180
02-28-03	47,000	689	17,655	749
04-02-01(2)-02-28-02	8,000	3,220	19,797	162
Class B
08-31-09	75,000	12,600	90,453	3,390
02-28-09	152,000	5,080	288,762	3,768
02-29-08	544,000	3,484	426,164	5,760
02-28-07	237,000	10,171	404,137	7,195
02-28-06	389,000	6,519	325,044	7,742
02-28-05	163,000	1,251	34,767	8,043
02-29-04	—	—	20,771	4,068
02-28-03	47,000	689	17,655	1,191
04-02-01(2)-02-28-02	8,000	3,220	19,797	856
Class C
08-31-09	75,000	12,600	90,453	32,474
02-28-09	152,000	5,080	288,762	32,152
02-29-08	544,000	3,484	426,164	47,406
02-28-07	237,000	10,171	404,137	59,679
02-28-06	389,000	6,519	325,044	59,402
02-28-05	163,000	1,251	34,767	53,316
02-29-04	—	—	20,771	17,841
02-28-03	47,000	689	17,655	2,202
04-02-01(2)-02-28-02	8,000	3,220	19,797	1,300
Class I
08-31-09	75,000	12,600	90,453	12
04-15-08(2)-02-28-09	152,000	5,080	288,762	0 *
Class Q
08-31-09	75,000	12,600	90,453	3,301
02-28-09	152,000	5,080	288,762	2,801
02-29-08	544,000	3,484	426,164	4,163
02-28-07	237,000	10,171	404,137	8,761
02-28-06	389,000	6,519	325,044	11,918
02-28-05	163,000	1,251	34,767	11,789
02-29-04	—	—	20,771	10,188
02-28-03	47,000	689	17,655	14,559
02-28-02	8,000	3,220	19,797	14,439
12-15-00(2)-02-28-01	—	—	—	6,152
Class W
08-31-09	75,000	12,600	90,453	1,721
04-15-08(2)-02-28-09	152,000	5,080	288,762	482

(1)  Based on the active days of borrowing.

(2)  Commencement of operations.

*  Amount is less than 500.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited)

NOTE 1 — ORGANIZATION

ING Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests at least 80% of its net assets plus the amount of any borrowings, for investment purposes, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933 as amended (the "'33 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. During the period December 15, 2000 through March 30, 2001, the Fund issued 19,933,953 Class Q shares to an affiliate of the Fund's manager, ING Investments, LLC (the "Investment Adviser") in exchange for $200,000,000. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B, Class C and Class Q shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has six classes of shares: A, B, C, I, Q and W. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $1,000,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge ("EWC") of 1% within one year of purchase. Class A shares are issued upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain ING Funds. Class B shares are subject to an EWC of up to 3% over the five-year period after purchase and Class C shares are subject to an EWC of 1% during the first year after purchase.

To maintain a measure of liquidity, the Fund offers to repurchase between 5% and 25% of its outstanding common shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not repurchase more than 25% of its outstanding common shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund's common shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Class B common shares of the Fund became closed to new investment, provided that: (1) Class B common shares of the Fund may be purchased through the reinvestment of dividends issued by the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B common shares of the Fund may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex for the Fund's Class B common shares.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Fund are normally valued at the average of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees (the "Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued. The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above. As of August 31, 2009, 98.1% of total loans were valued based on these procedures.

Prices from a pricing service may not be available for all loans and the Investment Adviser may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser that the Investment Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser and monitored by the Fund's Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of the Fund. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost which approximates market value. To the extent the Fund invests in other registered companies, the Fund's NAV is calculated based on the current NAV of the registered investment company in which the Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Portfolio of Investments. For the six months ended August 31, 2009, there have been no significant changes to the fair valuation methodologies.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Fund and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. All changes to disclosures have been made in accordance with SFAS 161 and have been incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Fund records distributions to its shareholders on the ex-dividend date.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date.

D.  Federal Income Taxes. It is the Fund's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

G.  Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 3 — INVESTMENTS

For the six months ended August 31, 2009, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $144,529,144 and $160,525,799, respectively. At August 31, 2009, the Fund held senior loans valued at $946,999,444 representing 99.3% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Decision One Corporation (417,344 Common Shares)	06/03/05	$295,535
Safelite Realty Corporation (30,003 Common Shares)	06/21/01	—
Total restricted securities excluding senior loans (market value of $180,828 was 0.0% of net assets at August 31, 2009).		$295,535

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser to provide advisory and management services. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares) ("Managed Assets"). The Fund is sub-advised by ING Investment Management Co. ("ING IM"). Under the sub-advisory agreement, ING IM is responsible for managing the assets of the Fund in accordance with its investment objective and policies, subject to oversight by the Investment Adviser. Both ING IM and the Investment Adviser are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank's core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep's Debt/Equity ratio.

The Fund has also entered into an Administration Agreement with ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep N.V., to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund, except Class I and Class W, has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class B	Class C	Class Q
0.25%	1.00%	0.75%	0.25%

During the six months ended August 31, 2009, the Distributor waived 0.25% of the Service Fee on Class B shares only.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets

Class B — 0.90% of Managed Assets plus 1.20% of average daily net assets

Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets

Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets

Class Q — 0.90% of Managed Assets plus 0.45% of average daily net assets

Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

The Investment Adviser may at a later date recoup from the Fund management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

As of August 31, 2009, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2010	2011	2012	Total
$—	$288,824	$1,021,217	$1,310,041

NOTE 7 — COMMITMENTS

The Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $155 million maturing June 24, 2010. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. There was $75 million of borrowings outstanding at August 31, 2009. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the six months ended August 31, 2009 were $90,452,960 and the average annualized interest rate was 3.36%.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2009, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Calpine Corp.	$742,500
Cengage Learning, Inc.	1,288,889
Coleto Creek Power	5,000,000
ION Media Networks, Inc.	287,800
Kerasotes Theatres, Inc.	$825,000
Lyondell Chemical Co.	1,086,665
Mediacom LLC Group	1,800,000
Sturm Foods, Inc.	500,000
$11,530,854

The unrealized depreciation on these commitments of $1,196,737 as of August 31, 2009 is reported as such on the Statement of Assets and Liabilities.

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2009, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 4 and 5):

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Distribution and Service Fees	Total
$632,217	$79,027	$354,657	$1,065,901

The ING Funds have adopted a retirement policy under which any Trustee, who as of May 9, 2007, had served for at least five (5) years as a Trustee of one or more ING Funds and who is not an "interested person" of such ING Funds (as such term is defined in the Investment Company Act of 1940, as amended) shall be entitled to a retirement payment ("Retirement Benefit") if such Trustee: (a) retires in accordance with the retirement policy; (b) dies; or (c) becomes disabled. The Retirement Benefit shall be made promptly to, as applicable, the Trustee or the Trustee's estate, after such retirement, death or disability in an amount equal to two times the annual compensation payable to such Trustee, as in effect at the time of his or her retirement, death or disability. The annual compensation determination shall be based upon the annual Board membership retainer fee (but not any separate annual retainer fees for chairpersons of committees and of the Board). This amount shall be paid by the Fund or ING Funds on whose Board the Trustee was serving at the time of his or her retirement. The retiring Trustee may elect to receive payment of his or her benefit in a lump sum or in three substantially equal payments. For the purpose of this policy, disability shall be the inability to perform the duties of a member of the Board because of the physical or mental impairment that has lasted or that can be expected to last for a continuous period of not less than 12 months, as reasonably determined by a majority of the Board.

During the year ended February 28, 2009, the Fund's sub-adviser reimbursed the Fund for compensation received by an affiliate of the sub-adviser in connection with two loans the Fund purchased from that affiliate. Those purchases were conducted in a manner that was determined to be inconsistent with applicable regulations. The amount reimbursed to the Fund was $298,074.

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund. There were no earnings credits for the six months ended August 31, 2009.

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2009, the Fund held 0.7% of its total assets in subordinated loans and unsecured loans.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	($)	($)	($)	($)
Class A
08-31-09	6,351,076	503,580	(4,760,819)	2,093,837	63,862,131	5,250,096	(45,168,445)	23,943,782
02-28-09	7,450,889	1,450,313	(22,091,062)	(13,189,860)	88,626,250	16,598,073	(260,590,633)	(155,366,310)
Class B
08-31-09	44,609	58,472	(481,060)	(377,979)	466,985	602,484	(4,891,727)	(3,822,258)
02-28-09	99,535	184,560	(2,275,715)	(1,991,620)	1,129,469	2,102,469	(27,031,464)	(23,799,526)
Class C
08-31-09	2,873,074	495,453	(3,046,874)	321,653	29,583,554	5,130,554	(30,671,469)	4,042,639
02-28-09	2,335,912	1,513,066	(19,102,836)	(15,253,858)	28,292,662	17,359,820	(227,347,027)	(181,694,545)
Class I
08-31-09	11,911	39	—	11,950	121,200	454	—	121,654
04-15-08(1)- 02-28-09	227	—	—	227	3,000	—	—	3,000
Class Q
08-31-09	888,457	30,920	(418,937)	500,440	9,003,946	320,888	(4,369,318)	4,955,516
02-28-09	1,097,868	81,721	(2,541,636)	(1,362,047)	12,029,375	923,519	(30,139,581)	(17,186,687)
Class W
08-31-09	1,269,138	15,086	(45,977)	1,238,247	13,099,936	167,652	(472,547)	12,795,041
04-15-08(1)- 02-28-09	853,284	169	(371,071)	482,382	9,751,406	1,747	(4,666,839)	5,086,314

(1)  Commencement of operations.

NOTE 13 — FEDERAL INCOME TAXES

During the six months ended August 31, 2009, the Fund incurred a Federal excise tax expense in the amount of $966,538 which has been fully reimbursed by the Investment Adviser.

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2009	Year Ended February 28, 2009
Ordinary Income	Ordinary Income
$21,042,792	$62,263,832

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2009 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2009 were:

Undistributed Ordinary Income	Unrealized Depreciation	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$26,667,318	$(462,880,403)	$(74,778,756)	$(80,562,079)	2017

The Fund's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

As of August 31, 2009, no provisions for income tax would be required in the Fund's financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162" ("SFAS No. 168"). SFAS No. 168 replaces SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards CodificationTM" ("Codification" or "ASC") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS No. 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. SFAS No. 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. As of August 31, 2009, management of the Fund has determined that adoption of SFAS No. 168 will not impact the financial statement amounts but will require revisions to current disclosures.

NOTE 15 — SUBSEQUENT EVENTS

DIVIDENDS DECLARED

Subsequent to August 31, 2009, the Fund declared the following dividends:

Per Share Amount		Type	Declaration Date	Record Date	Payable Date
$0.05850	(A)	NII	Daily	Daily	October 1, 2009
$0.05384	(B)	NII	Daily	Daily	October 1, 2009

NII — Net Investment Income

(A) — For Class A, I, Q and W shares.

(B) — For Class B and C shares.

The Fund has evaluated events occurring after the balance sheet date (subsequent events) through October 23, 2009, the date the financial statements were issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Registrant's website at www.ingfunds.com; and (3) on the SEC's website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at (800) 992-0180.

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited)

Senior Loans*: 108.9%				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 1.8%
			Avio Group	NR	NR
	$553,772		Term Loan, 2.388%, maturing December 13, 2014			$470,429
EUR	705,000		Term Loan, 2.621%, maturing December 15, 2014			882,436
	$590,346		Term Loan, 3.013%, maturing December 13, 2015			501,499
EUR	705,000		Term Loan, 3.246%, maturing December 14, 2015			882,436
			Delta Airlines, Inc.	Ba2	BB-
	$2,940,000		Term Loan, 2.276%, maturing April 30, 2012			2,653,350
			Delta Airlines, Inc.	B2	B
	5,904,710		Term Loan, 3.526%, maturing April 30, 2014			4,561,389
			McKechnie Aerospace DE, Inc.	B1	B+
	1,198,733		Term Loan, 2.270%, maturing May 11, 2014			1,073,865
			Spirit Aerosystems, Inc.	Ba3	BBB-
	443,945		Term Loan, 2.255%, maturing September 30, 2013			431,736
			Transdigm, Inc.	Ba3	BB-
	1,000,000		Term Loan, 2.401%, maturing June 23, 2013			971,875
			United Airlines, Inc.	B3	B+
	4,423,958		Term Loan, 2.313%, maturing February 01, 2014			2,837,969
						15,266,984
Automobile: 2.2%
			Dollar Thrifty Automotive Group, Inc.	Caa3	CCC-
	632,500		Term Loan, 2.761%, maturing June 15, 2014			480,700
			Ford Motor Company	Caa1	CCC+
	9,571,051		Term Loan, 3.495%, maturing December 16, 2013			8,355,528
			KAR Holdings, Inc.	Ba3	B
	5,785,568	(3)	Term Loan, 2.520%, maturing October 18, 2013			5,455,310
			Oshkosh Truck Corporation	B2	BB-
	1,206,363		Term Loan, 6.626%, maturing December 06, 2013			1,205,421
			TRW Automotive, Inc.	B1	B+
	3,300,612		Term Loan, 6.313%, maturing February 09, 2014			3,299,787
						18,796,746
Beverage, Food & Tobacco: 2.5%
			ARAMARK Corporation	Ba3	BB
	1,905,115		Term Loan, 2.473%, maturing January 26, 2014			1,776,520

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

					Bank Loan Ratings† (Unaudited)		Market
Principal Amount				Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
	$831,811			Term Loan, 2.336%, maturing January 27, 2014			$781,250
	1,987,786			Term Loan, 2.473%, maturing January 27, 2014			1,866,960
				Pinnacle Foods Holding Corporation	B2	B
	7,546,000			Term Loan, 3.031%, maturing April 02, 2014			7,002,062
				Sturm Foods, Inc.	B2	B-
	2,901,428			Term Loan, 3.063%, maturing January 31, 2014			2,665,687
				United Biscuits	NR	NR
GBP	2,500,000	(3)		Term Loan, 3.399%, maturing December 15, 2014			3,716,670
EUR	775,940			Term Loan, 3.684%, maturing December 15, 2014			1,039,611
				Van Houtte, Inc.	Ba3	BB-
	$146,692			Term Loan, 3.095%, maturing July 19, 2014			139,357
	1,075,738			Term Loan, 3.095%, maturing July 19, 2014			1,021,951
				Wm. Wrigley Jr. Company	Baa3	BBB
	1,462,500			Term Loan, 6.500%, maturing September 30, 2014			1,483,022
							21,493,090
Buildings & Real Estate: 1.6%
				Capital Automotive, L.P.	Ba1	B
	4,218,142	(3)		Term Loan, 2.040%, maturing December 15, 2010			3,543,239
				Contech Construction Products, Inc.	B1	B
	2,594,631			Term Loan, 2.280%, maturing January 31, 2013			2,211,923
				Custom Building Products, Inc.	Ba2	BB-
	2,762,929			Term Loan, 8.000%, maturing October 29, 2011			2,690,403
				John Maneely Company	B3	B
	4,218,228			Term Loan, 3.624%, maturing December 09, 2013			3,353,492
				KCPC Acquisition, Inc.	Ba2	B-
	522,257			Term Loan, 2.562%, maturing May 22, 2014			391,693
	189,655			Term Loan, 2.630%, maturing May 22, 2014			142,241
				Tishman Speyer	NR	D
	3,000,000	(2	)(3)	Term Loan, 0.000%, maturing December 27, 2012			1,237,500
							13,570,491

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Cargo Transport: 1.3%
			Baker Tanks, Inc.	B1	B
	$3,421,250		Term Loan, 2.659%, maturing May 08, 2014			$2,918,754
			Dockwise Transport, N.V.	NR	NR
	1,285,414		Term Loan, 2.598%, maturing January 11, 2015			1,159,015
	939,270		Term Loan, 3.473%, maturing January 11, 2015			846,909
	1,285,414		Term Loan, 3.473%, maturing January 11, 2016			1,159,015
	939,270		Term Loan, 3.473%, maturing January 11, 2016			846,909
	700,000		Term Loan, 4.761%, maturing July 11, 2016			456,167
	750,000		Term Loan, 5.098%, maturing July 11, 2016			488,750
		(1)	Gainey Corporation	NR	NR
	1,124,379	(2)	Term Loan, 6.344%, maturing April 20, 2012			174,279
			Inmar, Inc.	B1	B
	644,268		Term Loan, 2.520%, maturing April 30, 2013			608,027
			TNT Logistics	B1	B-
	1,877,207		Term Loan, 3.261%, maturing November 04, 2013			1,495,509
	723,070		Term Loan, 3.598%, maturing November 04, 2013			565,200
		(1)	US Shipping Partners, L.P.	NR	NR
	1,787,463	(2)	Term Loan, 12.000%, maturing March 21, 2012			916,075
						11,634,609
Cellular: 0.1%
			NTELOS, Inc.	Ba3	BB
	1,000,000		Term Loan, 5.750%, maturing August 07, 2015			1,001,875
						1,001,875
Chemicals, Plastics & Rubber: 6.7%
			AZ Chem US, Inc.	B1	BB-
EUR	705,281		Term Loan, 3.153%, maturing February 26, 2013			929,782
			Borsodchem Nyrt.	NR	NR
EUR	822,816	(2)	Term Loan, 3.340%, maturing March 26, 2015			695,642
EUR	824,838	(2)	Term Loan, 3.842%, maturing March 26, 2016			697,352
			Brenntag Holding GmbH & Co. KG	B1	B+
	$5,313,148		Term Loan, 2.273%, maturing January 20, 2014			5,074,056

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
	$1,727,096		Term Loan, 2.312%, maturing January 20, 2014			$1,649,377
			Celanese	Ba2	BB+
	3,442,334		Term Loan, 2.806%, maturing April 02, 2014			3,299,801
			Cristal Inorganic Chemicals, Inc.	B1	B
	3,310,678		Term Loan, 2.848%, maturing May 15, 2014			2,466,455
			Hexion Specialty Chemicals, Inc.	B1	CCC+
	1,728,000		Term Loan, 2.452%, maturing May 05, 2013			1,327,104
	972,500		Term Loan, 2.750%, maturing May 06, 2013			746,880
	7,825,714		Term Loan, 2.875%, maturing May 06, 2013			6,010,148
	1,699,115		Term Loan, 2.875%, maturing May 06, 2013			1,304,920
			Ineos US Finance, LLC	Caa1	B-
	2,306,641		Term Loan, 9.001%, maturing December 17, 2012			1,871,263
EUR	755,041		Term Loan, 6.206%, maturing December 16, 2013			831,738
	$2,645,510		Term Loan, 9.501%, maturing December 16, 2013			2,033,736
EUR	133,495		Term Loan, 9.750%, maturing December 16, 2013			147,056
	$2,644,393		Term Loan, 10.001%, maturing December 16, 2014			2,032,877
EUR	133,435		Term Loan, 10.250%, maturing December 16, 2014			146,989
EUR	754,568		Term Loan, 10.250%, maturing December 16, 2014			831,218
			ISP Chemco, Inc.	Ba3	BB-
	$3,907,595		Term Loan, 2.063%, maturing June 04, 2014			3,700,492
			Kraton Polymers, LLC	B1	B
	1,984,615		Term Loan, 2.625%, maturing May 13, 2013			1,724,135
		(1)	Lyondell Chemical Company	Ba1	NR
	2,174,333		Debtor In Possession Term Loan, 9.168%, maturing December 15, 2009			2,263,209
		(1)	Lyondell Chemical Company	Ba3	NR
	5,256,799		Debtor In Possession Term Loan, 5.807%, maturing December 15, 2009			4,893,202
		(1)	Lyondell Chemical Company	NR	C
	514,181		Term Loan, 3.768%, maturing December 20, 2013			246,807

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
	$221,350		Revolver, 3.768%, maturing December 22, 2014			$106,248
	830,063		Revolver, 3.768%, maturing December 22, 2014			406,731
	1,581,504		Term Loan, 3.768%, maturing December 22, 2014			774,937
	635,475		Term Loan, 4.018%, maturing December 22, 2014			305,028
	635,475		Term Loan, 4.018%, maturing December 22, 2014			305,028
	635,475		Term Loan, 4.018%, maturing December 22, 2014			305,028
	2,757,504		Term Loan, 7.000%, maturing December 22, 2014			1,351,177
	2,757,504		Term Loan, 7.000%, maturing December 22, 2014			1,351,177
	2,757,504		Term Loan, 7.000%, maturing December 22, 2014			1,351,177
			MacDermid, Inc.	B2	B+
EUR	1,871,716		Term Loan, 2.698%, maturing April 11, 2014			1,994,794
	$1,849,110		Term Loan, 2.261%, maturing April 12, 2014			1,556,334
		(1)	Northeast Biofuels, LLC	NR	NR
	115,095	(2)	Term Loan, 10.750%, maturing June 28, 2013			17,264
			Polypore, Inc.	Ba2	BB-
	3,266,667		Term Loan, 2.530%, maturing July 03, 2014			3,111,500
						57,860,662
Containers, Packaging & Glass: 2.8%
			Berry Plastics Corporation	B1	B+
	5,742,672	(3)	Term Loan, 2.275%, maturing April 03, 2015			4,890,247
			Graham Packaging Company	B1	B+
	274,137		Term Loan, 2.563%, maturing October 07, 2011			267,969
	2,743,366		Term Loan, 6.750%, maturing April 05, 2014			2,749,245
			Graphic Packaging International, Inc.	Ba3	BB-
	6,013,106		Term Loan, 2.526%, maturing May 16, 2014			5,822,665
			Klockner Pentaplast	NR	NR
	4,078,679	(3)	Term Loan, 3.523%, maturing January 03, 2016			2,780,301
			Owens-Illinois	Baa3	BBB-
EUR	654,375		Term Loan, 2.020%, maturing June 14, 2013			900,179

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

					Bank Loan Ratings† (Unaudited)		Market
Principal Amount				Borrower/Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: (continued)
				Pro Mach, Inc.	B1	B
	$2,328,807			Term Loan, 2.520%, maturing December 14, 2011			$2,095,927
				Smurfit-Stone Container Corporation	NR	D
	200,000	(2	)(3)	Revolver, maturing November 01, 2009			191,500
	603,111	(3)		Revolver, maturing November 02, 2009			577,479
	121,035	(3)		Term Loan, maturing November 01, 2010			115,739
	137,741	(3)		Term Loan, maturing November 01, 2011			131,715
	259,619	(3)		Term Loan, maturing November 01, 2011			248,152
	78,494	(3)		Term Loan, maturing November 01, 2011			75,027
				Tegrant Holding Company	Caa3	CC
	500,000			Term Loan, 6.100%, maturing March 08, 2015			147,500
				Xerium Technologies, Inc.	Caa3	CC
	4,439,041			Term Loan, 6.098%, maturing May 18, 2012			3,040,743
							24,034,388
Data and Internet Services: 5.5%
				Activant Solutions, Inc.	B1	B+
	2,229,788			Term Loan, 2.483%, maturing May 02, 2013			2,051,405
				Amadeus IT Group, S.A.	NR	NR
EUR	1,268,581	(3)		Term Loan, 2.540%, maturing July 01, 2013			1,610,532
EUR	1,268,581	(3)		Term Loan, 3.040%, maturing July 01, 2014			1,610,532
				Audatex	Ba3	BB-
	$1,074,208			Term Loan, 2.438%, maturing May 16, 2014			1,054,067
				Carlson Wagonlit Holdings, B.V.	B2	CCC+
	2,633,971			Term Loan, 4.241%, maturing August 03, 2012			1,839,389
				First Data Corporation	B1	B+
	2,631,030			Term Loan, 3.017%, maturing September 24, 2014			2,201,433
	5,032,960	(3)		Term Loan, 3.017%, maturing September 24, 2014			4,219,297
	4,165,279	(3)		Term Loan, 3.017%, maturing September 24, 2014			3,479,312
				L-1 Identity Solutions Operating Company	Ba3	BB+
	481,250			Term Loan, 7.250%, maturing August 05, 2013			483,656

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
	Mitchell International, Inc.	Caa1	CCC+
$250,000	Term Loan, 5.875%, maturing March 30, 2015			$162,500
	Orbitz	B2	B+
7,815,265	Term Loan, 3.454%, maturing July 25, 2014			6,532,256
	Reynolds & Reynolds Company	Ba2	BB
5,196,559	Term Loan, 2.261%, maturing October 26, 2012			4,546,989
	Sabre, Inc.	B1	B
8,117,064	Term Loan, 2.654%, maturing September 30, 2014			6,684,978
	Sitel, LLC	B3	B+
1,855,028	Term Loan, 5.957%, maturing January 30, 2014			1,474,747
	Sungard Data Systems, Inc.	Ba3	BB
106,289	Term Loan, 2.026%, maturing February 28, 2014			100,230
1,486,263	Term Loan, 6.750%, maturing February 28, 2014			1,485,466
2,875,860	Term Loan, 4.078%, maturing February 26, 2016			2,790,183
	Transaction Network Services, Inc.	B1	BB
2,031,234	Term Loan, 9.500%, maturing March 28, 2014			2,048,359
676,561	Term Loan, 9.500%, maturing March 28, 2014			680,789
	Travelport, Inc.	Ba2	B
980,000	Term Loan, 2.761%, maturing August 23, 2013			884,695
1,556,322	Term Loan, 2.883%, maturing August 23, 2013			1,407,693
312,277	Term Loan, 3.098%, maturing August 23, 2013			282,454
				47,630,962
Diversified / Conglomerate Manufacturing: 3.3%
	BOC Edwards	B3	B
3,185,000	Term Loan, 2.285%, maturing May 31, 2014			2,030,437
	Brand Services, Inc.	B1	B
2,808,622	Term Loan, 2.606%, maturing February 07, 2014			2,548,824
1,228,125	Term Loan, 3.679%, maturing February 07, 2014			1,142,156
	Brand Services, Inc.	Caa1	CCC+
1,600,000	Term Loan, 6.363%, maturing February 07, 2015			1,148,000

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
			Dresser, Inc.	B2	B+
	$4,352,885		Term Loan, 2.679%, maturing May 04, 2014			$4,084,094
			EPD, Inc.	B3	NR
	554,062		Term Loan, 2.530%, maturing July 31, 2014			392,553
	3,868,594		Term Loan, 2.530%, maturing July 31, 2014			2,740,899
			Ferretti, S.P.A.	NR	NR
EUR	866,500	(2)	Term Loan, 3.794%, maturing January 31, 2015			351,387
EUR	866,500	(2)	Term Loan, 4.294%, maturing January 31, 2016			351,387
			Manitowoc Company, Inc.	B1	BB
	$3,994,987	(3)	Term Loan, 7.500%, maturing November 06, 2014			3,643,429
			Mueller Group, Inc.	B1	BB-
	868,369		Term Loan, 6.019%, maturing May 24, 2014			824,950
			Rexnord Corporation / RBS Global, Inc.	B1	BB-
	975,000		Term Loan, 2.563%, maturing July 19, 2013			901,063
	1,000,000		Term Loan, 2.957%, maturing July 19, 2013			924,167
			Sensata Technologies	B3	B
	6,116,628	(3)	Term Loan, 2.246%, maturing April 26, 2013			5,041,123
EUR	1,940,046		Term Loan, 2.914%, maturing April 26, 2013			2,255,266
			Textron Fastening Systems	Caa1	CCC+
	$486,250		Term Loan, 5.098%, maturing August 11, 2013			218,813
						28,598,548
Diversified / Conglomerate Service: 3.1%
			Affinion Group	Ba2	BB
	3,899,193		Term Loan, 2.761%, maturing October 17, 2012			3,734,433
			AlixPartners, LLP	B1	BB-
	2,578,769		Term Loan, 2.308%, maturing October 12, 2013			2,520,747
			Brickman Group	Ba3	BB-
	1,437,215		Term Loan, 2.339%, maturing January 23, 2014			1,343,796
			Brock Holdings, Inc.	Caa1	B
	1,398,885		Term Loan, 2.848%, maturing February 26, 2014			1,122,605

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
			Catalina Marketing Corporation	Ba3	BB-
	$3,470,010		Term Loan, 3.276%, maturing October 01, 2014			$3,285,665
			Coach America Holdings, Inc.	B2	B
	2,341,033		Term Loan, 3.020%, maturing April 18, 2014			2,103,027
	493,837		Term Loan, 3.347%, maturing April 20, 2014			443,630
			Intergraph Corporation	Ba3	BB-
	1,000,000		Term Loan, 2.372%, maturing May 29, 2014			965,625
			ISS Global A/S	NR	NR
EUR	100,916	(3)	Term Loan, 3.260%, maturing December 31, 2013			130,900
EUR	201,086	(3)	Term Loan, 3.260%, maturing December 31, 2013			260,833
EUR	525,178	(3)	Term Loan, 3.260%, maturing December 31, 2013			681,218
EUR	495,073		Term Loan, 3.260%, maturing December 31, 2013			642,167
EUR	245,614		Term Loan, 3.260%, maturing December 31, 2013			318,590
EUR	1,754,386	(3)	Term Loan, 3.260%, maturing December 31, 2013			2,275,645
			Valleycrest Companies, LLC	B1	BB-
	$1,805,815		Term Loan, 2.330%, maturing March 12, 2014			1,516,885
			Vertafore, Inc.	B1	B
	1,015,403		Term Loan, 2.893%, maturing January 31, 2012			967,171
			West Corporation	B1	BB-
	5,329,348		Term Loan, 2.644%, maturing October 24, 2013			5,082,866
						27,395,803
Diversified Nat'l Rsrcs, Precious Metals & Minerals: 0.2%
			Georgia Pacific Corporation	Ba2	BB+
	1,180,193		Term Loan, 2.609%, maturing December 20, 2012			1,146,051
	649,974		Term Loan, 3.806%, maturing December 20, 2014			648,752
						1,794,803

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Ecological: 0.1%
		Synagro Technologies, Inc.	B2	CCC+
	$1,078,000	Term Loan, 2.270%, maturing April 02, 2014			$861,053
		Synagro Technologies, Inc.	Caa2	CCC-
	590,000	Term Loan, 5.020%, maturing October 02, 2014			371,700
					1,232,753
Electronics: 2.1%
		Aeroflex, Inc.	Ba3	BB-
	1,980,324	Term Loan, 3.741%, maturing August 15, 2014			1,807,051
		Brocade Communications Systems, Inc.	Ba2	BB+
	2,705,070	Term Loan, 7.000%, maturing October 07, 2013			2,715,214
		Decision One	NR	NR
	467,941	Term Loan, 15.000%, maturing November 29, 2013			467,941
		Freescale Semiconductor, Inc.	B2	B-
	3,553,571	Term Loan, 2.031%, maturing November 29, 2013			2,675,729
		Infor Global Solutions	B1	B+
	490,000	Term Loan, 3.020%, maturing July 28, 2012			416,908
EUR	975,000	Term Loan, 3.490%, maturing July 28, 2012			1,156,122
	$848,852	Term Loan, 4.020%, maturing July 28, 2012			717,280
	1,626,966	Term Loan, 4.020%, maturing July 28, 2012			1,374,786
		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Term Loan, 6.792%, maturing March 02, 2014			394,957
		Kronos Incorporated	Ba3	B+
	$3,661,460	Term Loan, 2.598%, maturing June 11, 2014			3,416,599
		NXP, B.V.	C	CC
	1,000,000	Floating Rate Note, 3.881%, maturing October 15, 2013			620,000
		ON Semiconductor	Baa3	BB+
	2,632,534	Term Loan, 2.011%, maturing September 03, 2013			2,487,744
					18,250,331

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Finance: 0.9%
			LPL Holdings, Inc.	Ba3	B+
	$4,367,754		Term Loan, 2.990%, maturing June 28, 2013			$4,058,373
			Nuveen Investments, Inc.	B3	B
	4,893,540		Term Loan, 3.386%, maturing November 13, 2014			4,000,469
						8,058,842
Foreign Cable, Foreign TV, Radio and Equipment: 3.5%
			Levana Holding 4 GmbH	NR	NR
EUR	874,078	(2)	Term Loan, 0.000%, maturing March 02, 2015			731,675
EUR	874,078	(2)	Term Loan, 0.000%, maturing March 02, 2016			731,675
			Numericable / YPSO France SAS	NR	NR
EUR	702,050		Term Loan, 2.990%, maturing June 16, 2014			788,035
EUR	1,819,169		Term Loan, 2.990%, maturing June 16, 2014			2,041,975
EUR	1,145,448		Term Loan, 2.990%, maturing June 16, 2014			1,285,740
EUR	463,250		Term Loan, 3.240%, maturing December 31, 2015			512,797
EUR	870,083		Term Loan, 3.240%, maturing December 31, 2015			963,142
			ProSiebenSat.1 Media AG	NR	NR
SEK	2,269,914		Term Loan, 2.155%, maturing July 02, 2014			253,134
EUR	64,583		Term Loan, 2.601%, maturing July 02, 2014			73,507
EUR	1,190,021		Term Loan, 2.601%, maturing July 02, 2014			1,354,448
EUR	60,482		Term Loan, 2.726%, maturing July 03, 2015			69,524
EUR	1,344,256		Term Loan, 2.726%, maturing July 03, 2015			1,545,216
			TDF, S.A.	NR	NR
EUR	1,000,000		Term Loan, 3.403%, maturing January 30, 2015			1,219,542
EUR	1,000,000		Term Loan, 2.490%, maturing January 29, 2016			1,219,542
			UPC Financing Partnership	Ba3	B+
	$2,593,151		Term Loan, 2.031%, maturing December 31, 2014			2,455,930
	1,406,849		Term Loan, 3.781%, maturing December 31, 2016			1,363,471
EUR	3,441,622		Term Loan, 4.290%, maturing December 31, 2016			4,519,331

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
EUR	2,482,502		Term Loan, 4.540%, maturing December 31, 2017			$3,269,755
			Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	515,999		Term Loan, 3.809%, maturing September 03, 2012			780,293
GBP	262,373		Term Loan, 3.809%, maturing September 03, 2012			396,759
GBP	1,344,879		Term Loan, 3.889%, maturing September 03, 2012			2,033,723
GBP	1,117,088		Term Loan, 3.889%, maturing September 03, 2012			1,689,258
GBP	500,000	(3)	Term Loan, 3.809%, maturing September 03, 2012			760,505
GBP	500,000	(3)	Term Loan, 3.809%, maturing September 03, 2012			760,505
						30,819,482
Gaming: 3.4%
			Cannery Casino Resorts, LLC	B1	B+
	$610,216		Term Loan, 2.519%, maturing May 18, 2013			550,720
	504,496		Term Loan, 2.526%,
			maturing May 18, 2013			455,308
			CCM Merger, Inc.	B3	B+
	3,177,661		Term Loan, 2.563%, maturing July 13, 2012			2,987,002
		(1)	Fontainebleau Las Vegas, LLC	NR	NR
	1,000,000	(2)	Term Loan, 6.000%, maturing June 06, 2014			215,000
	2,000,000	(2)	Term Loan, 6.250%, maturing June 06, 2014			430,000
			Golden Nugget, Inc.	Caa3	CC
	1,675,036		Term Loan, 2.270%, maturing June 30, 2014			1,166,943
	953,574		Term Loan, 2.318%, maturing June 30, 2014			664,324
			Green Valley Ranch Gaming, LLC	Caa3	CCC+
	941,136		Term Loan, 3.068%, maturing February 16, 2014			663,501
			Green Valley Ranch Gaming, LLC	Ca	CC
	500,000		Term Loan, 3.879%, maturing August 16, 2014			112,500
			Harrahs Operating Company, Inc.	Caa1	B
	2,365,832		Term Loan, 3.504%, maturing January 28, 2015			1,914,107
	1,379,767	(3)	Term Loan, 3.504%, maturing January 28, 2015			1,118,378
	3,000,000		Term Loan, 3.506%, maturing January 28, 2015			2,427,423

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
		Isle of Capri Casinos, Inc.	B1	B+
$533,844		Term Loan, 2.348%, maturing November 25, 2013			$501,730
859,986		Term Loan, 2.011%, maturing July 26, 2014			808,253
2,149,965		Term Loan, 2.348%, maturing July 26, 2014			2,020,632
		Las Vegas Sands, LLC	B3	B-
1,584,000		Term Loan, 2.090%, maturing May 23, 2014			1,244,321
6,272,000		Term Loan, 2.090%, maturing May 23, 2014			4,927,007
		New World Gaming Partners, Ltd.	B3	CCC-
748,125		Term Loan, 3.095%, maturing September 30, 2014			533,662
3,693,750		Term Loan, 3.095%, maturing September 30, 2014			2,634,874
		Penn National Gaming, Inc.	Ba2	BB+
14,407		Term Loan, 2.026%, maturing October 03, 2012			14,090
		Seminole Tribe of Florida	Baa3	BBB
20,204		Term Loan, 2.125%, maturing March 05, 2014			19,413
		VML US Finance, LLC	B3	B-
3,703,438	(3)	Term Loan, 2.850%, maturing May 25, 2013			3,409,148
546,563	(3)	Term Loan, 2.850%, maturing May 25, 2013			503,130
					29,321,466
Healthcare, Education and Childcare: 10.9%
		Accellent, Inc.	B1	B+
3,362,180		Term Loan, 2.872%, maturing November 22, 2012			3,059,584
		AGA Medical Corporation	B1	BB-
2,722,471		Term Loan, 2.313%, maturing April 28, 2013			2,319,205
		Bausch & Lomb, Inc.	B1	BB-
404,858	(3)	Term Loan, 3.680%, maturing April 24, 2015			384,805
1,595,142	(3)	Term Loan, 3.680%, maturing April 24, 2015			1,516,133
		Biomet, Inc.	B1	BB-
5,994,924	(3)	Term Loan, 3.575%, maturing March 25, 2015			5,779,167
		Bright Horizons Family Solutions, Inc.	Ba3	BB-
465,882		Term Loan, 7.500%, maturing May 28, 2015			457,438

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Catalent Pharma Solutions	Ba3	BB-
	$5,640,444	Term Loan, 2.511%, maturing April 10, 2014			$4,942,439
		CHG Medical Staffing, Inc.	Ba3	B+
	1,515,000	Term Loan, 2.764%, maturing January 08, 2013			1,363,500
	400,000	Term Loan, 3.100%, maturing January 08, 2013			348,000
		CHS/Community Health Systems, Inc.	Ba3	BB
	428,552	Term Loan, 2.511%, maturing July 25, 2014			400,328
	8,882,711	Term Loan, 2.612%, maturing July 25, 2014			8,297,704
		Concentra Operating Corporation	Ba3	B+
	2,744,000	Term Loan, 2.850%, maturing June 25, 2014			2,497,040
		CRC Health Corporation	Ba3	BB-
	666,938	Term Loan, 2.848%, maturing February 06, 2013			550,224
	588,874	Term Loan, 2.848%, maturing February 06, 2013			485,821
		Education Management Corporation	B1	B+
	3,143,836	Term Loan, 2.375%, maturing June 03, 2013			3,020,048
		Emdeon Business Services, LLC	B1	BB-
	2,742,219	Term Loan, 2.461%, maturing November 16, 2013			2,663,380
		Gambro	NR	NR
	646,459	Term Loan, 2.931%, maturing June 05, 2014			543,026
SEK	2,111,070	Term Loan, 3.146%, maturing June 05, 2014			248,970
SEK	2,146,343	Term Loan, 3.146%, maturing June 05, 2014			253,130
	$646,459	Term Loan, 3.431%, maturing June 05, 2015			543,026
SEK	2,146,343	Term Loan, 3.646%, maturing June 05, 2015			253,130
SEK	2,111,070	Term Loan, 3.646%, maturing June 05, 2015			248,970
		Harlan Sprague Dawley, Inc.	B2	BB-
	$3,454,500	Term Loan, 2.780%, maturing July 14, 2014			3,111,209
		Harrington Holdings, Inc.	B1	BB-
	2,593,333	Term Loan, 2.511%, maturing December 28, 2013			2,366,417

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		HCA, Inc.	Ba3	BB
	$8,363,039	Term Loan, 2.848%, maturing November 18, 2013			$7,889,716
		Health Management Associates, Inc.	B1	BB-
	3,486,055	Term Loan, 2.348%, maturing February 28, 2014			3,284,519
		Iasis Healthcare, LLC	Ba2	B+
	140,874	Term Loan, 2.259%, maturing March 14, 2014			133,549
	522,996	Term Loan, 2.261%, maturing March 14, 2014			495,800
	1,511,309	Term Loan, 2.261%, maturing March 14, 2014			1,432,721
		IM US Holdings, LLC	Ba2	BB
	1,922,785	Term Loan, 2.403%, maturing June 26, 2014			1,832,414
		Life Technologies Corporation	Baa3	BBB-
	1,386,875	Term Loan, 5.250%, maturing November 20, 2015			1,404,211
		Multiplan, Inc.	B1	B+
	1,726,899	Term Loan, 2.813%, maturing April 12, 2013			1,640,554
		National Mentor, Inc.	B1	B+
	1,959,535	Term Loan, 2.600%, maturing June 29, 2013			1,734,189
	117,736	Term Loan, 5.570%, maturing June 29, 2013			104,196
		Nycomed	NR	NR
EUR	535,383	Term Loan, 3.370%, maturing December 29, 2014			710,598
EUR	86,211	Term Loan, 3.370%, maturing December 29, 2014			114,426
EUR	1,397,300	Term Loan, 3.370%, maturing December 29, 2014			1,854,594
EUR	54,917	Term Loan, 3.370%, maturing December 29, 2014			72,890
EUR	388,312	Term Loan, 3.370%, maturing December 29, 2014			515,395
EUR	535,383	Term Loan, 4.120%, maturing December 29, 2015			710,598
EUR	1,397,300	Term Loan, 4.120%, maturing December 29, 2015			1,854,594
EUR	86,211	Term Loan, 4.120%, maturing December 29, 2015			114,426
EUR	54,917	Term Loan, 4.120%, maturing December 29, 2015			72,890
EUR	388,312	Term Loan, 4.120%, maturing December 29, 2015			515,395

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
			Orthofix International / Colgate Medical	B1	BB+
	$1,570,000		Term Loan, 7.184%, maturing September 22, 2013			$1,556,263
			Quintiles Transnational Corporation	B1	BB
	1,208,942		Term Loan, 2.472%, maturing March 31, 2013			1,141,946
			Renal Advantage, Inc.	B1	B+
	4,181,084		Term Loan, 3.084%, maturing October 05, 2012			3,992,935
			Sterigenics International, Inc.	B3	B+
	1,347,820		Term Loan, 2.880%, maturing November 21, 2013			1,253,473
			Sun Healthcare Group, Inc.	Ba2	B+
	305,747		Term Loan, 2.598%, maturing April 21, 2014			280,141
	1,312,087		Term Loan, 2.683%, maturing April 21, 2014			1,202,200
			Surgical Care Affiliates, LLC	Ba3	B
	1,942,545		Term Loan, 2.600%, maturing December 29, 2014			1,767,716
			Team Health, Inc.	B1	BB-
	2,681,464		Term Loan, 2.461%, maturing November 23, 2012			2,466,947
			United Surgical Partners International, Inc.	Ba3	B
	387,167		Term Loan, 2.270%,
			maturing April 19, 2014			360,066
	2,049,597		Term Loan, 2.384%, maturing April 19, 2014			1,906,125
			Viant Holdings, Inc.	Ba3	B+
	962,715		Term Loan, 2.850%, maturing June 25, 2014			943,461
			VWR International, Inc.	B1	B+
EUR	2,500,000		Term Loan, 2.990%, maturing June 29, 2014			3,188,314
	$2,500,000		Term Loan, 2.761%, maturing June 30, 2014			2,323,958
						94,523,914
Home & Office Furnishings: 0.8%
			Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	(2)	Term Loan, 3.213%, maturing October 19, 2014			859,770
EUR	1,250,000	(2)	Term Loan, 3.713%, maturing October 19, 2015			859,770
			Hilding Anders	NR	NR
SEK	20,194,780		Term Loan, 3.493%, maturing March 31, 2015			1,384,585

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Home & Office Furnishings: (continued)
EUR	367,247		Term Loan, 3.943%, maturing April 25, 2015			$267,508
			National Bedding Company	B1	BB-
	$2,091,523		Term Loan, 2.313%,
			maturing February 28, 2013			1,899,800
			Springs Window Fashions, LLC	B2	B+
	2,307,406	(3)	Term Loan, 3.375%, maturing December 31, 2012			1,967,064
						7,238,497
Insurance: 1.8%
			AmWINS Group, Inc.	B2	B-
	2,450,000		Term Loan, 2.981%, maturing June 08, 2013			1,678,250
			Applied Systems Inc.	B1	B-
	1,253,414		Term Loan, 2.761%, maturing September 26, 2013			1,163,586
			Conseco, Inc.	Caa1	CCC
	7,301,358		Term Loan, 6.500%, maturing October 10, 2013			5,622,045
			Hub International, Ltd.	B2	B+
	540,974		Term Loan, 2.761%, maturing June 13, 2014			497,020
	2,406,775		Term Loan, 2.761%, maturing June 13, 2014			2,211,224
			Swett & Crawford	B3	B-
	3,128,000		Term Loan, 2.511%,
			maturing April 03, 2014			2,119,220
			USI Holdings Corporation	B2	B
	2,701,203		Term Loan, 3.350%, maturing May 05, 2014			2,377,058
						15,668,403
Leisure, Amusement, Entertainment: 4.0%
			24 Hour Fitness Worldwide, Inc.	Ba3	B+
	4,111,875		Term Loan, 2.930%, maturing June 08, 2012			3,618,450
			Alpha D2, Ltd.	NR	NR
	2,240,571		Term Loan, 2.511%, maturing December 31, 2013			1,909,287
	1,513,442		Term Loan, 2.511%, maturing December 31, 2013			1,289,669
			AMF Bowling Worldwide, Inc.	B1	B
	3,049,454		Term Loan, 3.127%, maturing June 08, 2013			2,546,294
			Cedar Fair, L.P.	Ba3	BB-
	180,915		Term Loan, 2.261%, maturing August 30, 2012			174,696
	655,960		Term Loan, 4.261%, maturing August 30, 2014			639,971

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Leisure, Amusement, Entertainment: (continued)
		HIT Entertainment, Inc.	B1	B-
	$3,404,852	Term Loan, 2.730%, maturing March 20, 2012			$2,855,820
		Kerasotes Showplace Theater, LLC	B1	B-
	75,000	Revolver, 1.374%, maturing October 31, 2010			54,375
	374,053	Term Loan, 4.938%, maturing October 28, 2011			344,128
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	19,886,779	Term Loan, 3.511%, maturing April 08, 2012			11,242,255
	10,820,172	Term Loan, 3.511%, maturing April 08, 2012			6,116,784
		NEP II, Inc.	B1	B
	4,396,244	Term Loan, 2.511%, maturing February 16, 2014			4,121,479
					34,913,208
Lodging: 2.0%
		Audio Visual Services Corporation	NR	NR
	1,473,750	Term Loan, 2.850%, maturing February 28, 2014			928,463
		Hotel Del Coronado	B1	B+
	24,600,000	Term Loan, 2.039%, maturing January 15, 2011			16,728,000
					17,656,463
Machinery: 0.3%
		Kion Group	NR	NR
EUR	1,238,909	Term Loan, 2.740%, maturing December 23, 2014			1,153,941
EUR	1,145,833	Term Loan, 2.990%, maturing December 23, 2015			1,067,249
		NACCO Materials Handling Group, Inc.	NR	NR
	$970,000	Term Loan, 2.742%, maturing March 22, 2013			674,150
					2,895,340
Mining, Steel, Iron & Nonprecious Metals: 1.0%
		Continental Alloys & Services, Inc.	Caa2	CCC
	464,442	Term Loan, 4.750%, maturing June 14, 2012			313,498
		Noranda Aluminum Acquisition Corporation	B2	D
	774,795	Term Loan, 2.268%, maturing May 18, 2014			573,348
		Novelis	Ba3	BB-
	1,531,250	Term Loan, 2.270%, maturing July 06, 2014			1,399,563
	3,368,815	Term Loan, 2.422%, maturing July 06, 2014			3,079,097

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Mining, Steel, Iron & Nonprecious Metals: (continued)
		Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
$340,578		Term Loan, 2.261%, maturing May 08, 2014			$317,163
3,515,377		Term Loan, 2.397%, maturing May 08, 2014			3,273,695
					8,956,364
North American Cable: 7.9%
		Block Communications, Inc.	Ba1	BB
1,206,250		Term Loan, 2.598%, maturing December 22, 2011			1,049,438
		Bresnan Communications, LLC	B1	BB-
4,738,125		Term Loan, 2.519%, maturing March 29, 2014			4,575,252
		Cequel Communications, LLC	B1	BB-
26,542,430		Term Loan, 2.276%, maturing November 05, 2013			25,190,438
		Cequel Communications, LLC	Caa1	B-
1,975,000		Term Loan, 4.781%, maturing May 05, 2014			1,797,250
	(1)	Charter Communications Operating, LLC	Ba2	D
10,414,493		Term Loan, 6.250%, maturing March 06, 2014			9,705,005
		CSC Holdings, Inc.	Baa3	BBB-
2,041,381		Term Loan, 2.023%, maturing March 29, 2013			1,980,869
		Insight Midwest Holdings, LLC	B1	B+
1,162,500		Term Loan, 2.280%, maturing April 07, 2014			1,117,453
		Knology, Inc.	B1	B
2,896,797		Term Loan, 2.511%, maturing June 30, 2012			2,766,441
		Mediacom Broadband, LLC	Ba3	BB-
5,905,478		Term Loan, 2.010%, maturing January 31, 2015			5,546,230
		Mediacom LLC Group	Ba3	BB-
6,354,579		Term Loan, 2.010%, maturing January 31, 2015			5,944,181
		San Juan Cable, LLC	B1	BB-
3,862,544		Term Loan, 2.030%, maturing October 31, 2012			3,485,946
		WideOpenWest Finance, LLC	B2	B-
5,818,750		Term Loan, 2.780%, maturing June 18, 2014			5,196,871
					68,355,374

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Oil & Gas: 2.0%
	Alon USA	B1	BB
$215,556	Term Loan, 2.511%, maturing June 22, 2013			$177,833
1,724,444	Term Loan, 2.511%, maturing June 22, 2013			1,422,667
	CR Gas Storage	Ba3	BB-
137,714	Term Loan, 2.023%, maturing May 12, 2013			131,000
1,958,451	Term Loan, 2.024%, maturing May 12, 2013			1,862,976
203,301	Term Loan, 2.024%, maturing May 12, 2013			193,390
	Hercules Offshore, LLC	B2	B+
3,989,848	Term Loan, 7.581%, maturing July 11, 2013			3,690,609
	MEG Energy	B1	BB+
3,135,230	Term Loan, 2.600%, maturing April 03, 2013			2,927,521
3,075,625	Term Loan, 2.600%, maturing April 03, 2013			2,871,865
	Pine Prairie Energy Center	B1	B-
623,639	Term Loan, 4.250%, maturing December 31, 2013			623,250
	Targa Resources, Inc.	Ba3	B+
979,851	Term Loan, 2.263%, maturing October 31, 2012			965,970
2,377,541	Term Loan, 2.598%, maturing October 31, 2012			2,343,858
				17,210,939
Other Broadcasting and Entertainment: 1.1%
	Deluxe Entertainment Services Group, Inc.	Ba3	B-
2,402,571	Term Loan, 2.654%,
	maturing May 11, 2013			2,162,314
137,795	Term Loan, 2.848%, maturing May 11, 2013			124,016
243,098	Term Loan, 2.848%, maturing May 11, 2013			218,789
	VNU	Ba3	B+
2,765,384	Term Loan, 2.276%, maturing August 09, 2013			2,586,788
4,686,231	Term Loan, 4.026%, maturing May 02, 2016			4,412,869
				9,504,776
Other Telecommunications: 2.0%
	Asurion Corporation	B1	B
4,250,000	Term Loan, 3.278%, maturing July 03, 2014			4,073,914

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Other Telecommunications: (continued)
			BCM Ireland Holdings, Ltd.	Ba3	BB-
EUR	1,316,002		Term Loan, 2.365%, maturing September 30, 2014			$1,733,490
EUR	1,316,231		Term Loan, 2.615%, maturing September 30, 2015			1,733,791
			Cavalier Telephone	Caa2	B-
	$3,010,836		Term Loan, 9.500%, maturing December 31, 2012			1,776,393
			Consolidated Communications	B1	B+
	1,000,000		Term Loan, 2.770%, maturing December 31, 2014			907,500
		(1)	Hawaiian Telcom Communications, Inc.	NR	NR
	2,839,932		Term Loan, 4.750%, maturing June 01, 2014			1,749,398
			Kentucky Data Link, Inc.	B1	B-
	2,924,710		Term Loan, 2.511%, maturing February 26, 2014			2,705,357
			One Communications	B2	B-
	2,093,053		Term Loan, 4.610%, maturing June 30, 2012			1,875,026
			Time Warner Telecom Holdings, Inc.	Ba1	B+
	567		Term Loan, 2.020%, maturing January 07, 2013			555
			U.S. Telepacific Corporation	B1	CCC
	1,471,226		Term Loan, 4.615%, maturing August 04, 2011			1,243,186
						17,798,610
Personal & Nondurable Consumer Products: 2.1%
			Advantage Sales And Marketing	B1	B
	3,522,151		Term Loan, 2.278%, maturing March 29, 2013			3,374,661
			Bushnell Performance Optics	Ba3	B-
	1,690,355		Term Loan, 4.348%, maturing August 24, 2013			1,470,609
			Fender Musical Instruments Corporation	B2	B+
	1,155,000		Term Loan, 2.540%, maturing June 09, 2014			935,550
	2,286,667		Term Loan, 2.850%, maturing June 09, 2014			1,852,200
			Huish Detergents, Inc.	Ba2	BB
	2,241,595		Term Loan, 2.020%, maturing April 26, 2014			2,151,931
			Information Resources, Inc.	B1	B-
	341,074		Term Loan, 2.145%, maturing May 16, 2014			322,315
			Jarden Corporation	B1	B+

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Personal & Nondurable Consumer Products: (continued)
$2,246,364		Term Loan, 2.348%, maturing January 24, 2012			$2,195,120
550,727		Term Loan, 2.348%, maturing January 24, 2012			538,163
		KIK Custom Products, Inc.	B3	CCC+
71,890		Term Loan, 2.520%, maturing June 02, 2014			54,756
419,360		Term Loan, 2.520%, maturing June 02, 2014			319,412
		Mega Bloks, Inc.	Caa3	CCC
960,000		Term Loan, 9.750%, maturing July 26, 2012			403,200
		Spectrum Brands, Inc.	NR	NR
56,383		Term Loan, 5.085%, maturing March 30, 2013			52,930
1,103,259		Term Loan, 6.250%, maturing March 30, 2013			1,035,685
		Yankee Candle Company, Inc.	Ba3	BB-
3,425,164		Term Loan, 2.270%, maturing February 06, 2014			3,193,966
					17,900,498
Personal, Food & Miscellaneous: 2.0%
		Acosta, Inc.	B1	B
3,392,886		Term Loan, 2.540%, maturing July 28, 2013			3,235,965
		Arbys Restaurant Group, Inc.	Ba2	BB
2,408,649		Term Loan, 7.250%, maturing July 25, 2012			2,421,446
		Culligan International Company	B2	B-
1,464,340		Term Loan, 2.520%, maturing November 24, 2012			1,015,275
		N.E.W. Customer Services Companies, Inc.	B1	B+
4,486,868		Term Loan, 2.772%, maturing May 22, 2014			4,212,048
		NPC International	Ba3	B+
1,105,946		Term Loan, 2.212%, maturing May 03, 2013			1,031,294
		OSI Restaurant Partners, Inc.	B3	B+
511,156	(3)	Term Loan, 2.855%, maturing June 14, 2013			408,180
5,723,181	(3)	Term Loan, 2.563%, maturing June 14, 2014			4,570,200
		Seminole Hard Rock Entertainment	B1	BB
1,000,000		Floating Rate Note, 3.129%, maturing March 15, 2014			760,000
					17,654,408

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: 8.8%
			American Achievement Corporation	B1	B
	$590,365		Term Loan, 6.250%, maturing March 25, 2011			$507,714
			Ascend Media Holdings, LLC	B3	B
	920,046	(2)	Term Loan, 10.250%, maturing January 31, 2012			36,802
			Black Press, Ltd.	B1	B-
	698,630		Term Loan, 2.372%, maturing August 02, 2013			286,438
	1,150,685		Term Loan, 2.674%, maturing August 02, 2013			471,781
			Canwest Media, Inc.	Caa3	D
	736,875		Term Loan, 0.000%, maturing July 13, 2014			397,913
			Caribe Information Investments, Inc.	B2	B
	2,732,933	(3)	Term Loan, 2.525%, maturing March 31, 2013			1,667,089
			Cengage Learning, Inc.	B1	B+
	2,044,444		Revolver, 1.784%, maturing July 05, 2013			1,776,111
	6,795,768		Term Loan, 2.760%, maturing July 03, 2014			5,867,724
			Cenveo Corporation	Ba3	BB-
	45,232		Term Loan, 5.109%, maturing June 21, 2013			43,970
	2,759,353		Term Loan, 5.109%, maturing June 21, 2013			2,682,320
		(1)	Dex Media East, LLC	NR	D
	2,000,000	(3)	Term Loan, 2.330%, maturing October 24, 2014			1,552,142
			Dex Media West, LLC	NR	D
	4,956,064		Term Loan, 7.000%, maturing October 24, 2014			4,230,001
			Flint Group	NR	NR
	353,279		Term Loan, 4.013%, maturing December 31, 2014			262,604
	841,151		Term Loan, 4.013%, maturing December 31, 2014			625,255
EUR	666,667		Term Loan, 3.945%, maturing May 29, 2015			711,699
	$2,333,333		Term Loan, 4.013%, maturing May 29, 2015			1,734,444
	1,277,104		Term Loan, 4.013%, maturing December 31, 2015			949,314
			Hanley Wood, LLC	B2	B-
	2,688,395		Term Loan, 2.525%, maturing March 08, 2014			1,164,970

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
		(1)	Idearc, Inc.	NR	D
	$27,106,877	(2)	Term Loan, 6.250%, maturing November 17, 2014			$12,627,278
			Intermedia Outdoor, Inc.	NR	NR
	1,950,000		Term Loan, 3.598%, maturing January 31, 2013			682,500
			Mediannuaire Holding	NR	NR
EUR	771,848		Term Loan, 2.772%, maturing October 10, 2014			729,973
EUR	771,635		Term Loan, 3.272%, maturing October 09, 2015			729,771
			Merrill Communications, LLC	B1	CCC
	$5,527,710		Term Loan, 2.318%, maturing December 24, 2012			4,090,505
			Nelson Canada	Ba3	B
	4,912,500		Term Loan, 3.098%, maturing July 05, 2014			3,930,000
			PagesJaunes Groupe, S.A.	NR	NR
EUR	1,100,000		Term Loan, 2.022%, maturing November 22, 2013			1,361,975
			PBL Media	B1	NR
AUD	24,331,191		Term Loan, 5.700%, maturing February 05, 2013			13,128,720
			Prism Business Media Holdings / Penton Media, Inc.	Caa1	CCC
	$2,150,500		Term Loan, 2.726%, maturing February 01, 2013			1,462,340
		(1)	R.H. Donnelley Corporation	NR	D
	2,472,276		Term Loan, 6.750%, maturing June 30, 2011			2,030,357
	2,589,729	(3)	Term Loan, 6.750%, maturing June 30, 2011			2,138,145
		(1)	Readers Digest	NR	D
EUR	740,194	(2)	Term Loan, 3.274%, maturing March 02, 2014			434,871
	$3,923,027	(2)	Term Loan, 4.144%,
			maturing March 02, 2014			1,577,057
		(1)	Readers Digest	NR	NR
	600,000	(3)	Debtor In Possession Term Loan, 3.274%, maturing May 26, 2010			618,375
			Source Media, Inc.	B1	B
	3,464,121		Term Loan, 5.270%, maturing November 08, 2011			2,476,846
			Thomas Nelson Publishers	B1	B
	1,843,554		Term Loan, 8.394%, maturing June 12, 2012			1,249,008

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
	(1)	Tribune Company	NR	NR
$1,491,225	(2)	Term Loan, 5.250%, maturing June 04, 2014			$631,906
		Yell Group, PLC	NR	NR
2,000,000		Term Loan, 3.261%, maturing October 26, 2012			1,440,000
					76,307,918
Radio and TV Broadcasting: 6.2%
		Citadel Broadcasting Corporation	Caa3	CCC
10,302,037		Term Loan, 2.341%, maturing June 12, 2014			5,921,096
		CMP KC, LLC	NR	NR
2,013,244		Term Loan, 6.250%, maturing May 03, 2011			191,258
		CMP Susquehanna Corporation	Caa3	CCC+
8,913,414		Term Loan, 2.313%, maturing May 05, 2013			5,615,451
		Cumulus Media, Inc.	Caa1	B
4,831,002		Term Loan, 4.273%, maturing June 11, 2014			3,526,631
		Emmis Communication	Caa2	NR
1,151,789		Term Loan, 4.601%, maturing November 01, 2013			793,295
		FoxCo Acquisition, LLC	B2	B
1,119,571		Term Loan, 7.250%, maturing July 14, 2015			931,110
	(1)	ION Media Networks, Inc.	NR	NR
575,599		Debtor In Possession Term Loan, 10.167%, maturing May 29, 2010			840,375
6,500,000	(2)	Term Loan, 6.381%, maturing January 15, 2012			1,235,000
		Local TV Finance, LLC	B3	B-
3,332,000		Term Loan, 2.270%, maturing May 07, 2013			2,307,410
		Nexstar Broadcasting Group	B1	B+
4,428,380		Term Loan, 2.237%, maturing October 01, 2012			3,764,123
2,682,359		Term Loan, 2.348%, maturing October 01, 2012			2,280,005
		Nextmedia Operating, Inc.	Caa2	CCC+
2,533,579		Term Loan, 2.252%, maturing November 15, 2012			1,773,505
1,126,035		Term Loan, 8.250%, maturing November 15, 2012			788,224
		Regent Communications	Caa1	CCC
2,076,173		Term Loan, 6.000%, maturing November 21, 2013			1,415,259

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: (continued)
			Spanish Broadcasting Systems	Caa3	CCC+
	$3,354,598		Term Loan, 2.350%, maturing June 11, 2012			$2,146,942
			Univision Communications, Inc.	B2	B-
	26,263,682		Term Loan, 2.511%, maturing September 29, 2014			20,757,685
						54,287,369
Retail Stores: 8.1%
			Amscan Holdings, Inc.	B1	B
	1,955,000		Term Loan, 2.880%, maturing May 25, 2013			1,722,844
			CBR Fashion Holding	NR	NR
EUR	750,000		Term Loan, 2.615%, maturing April 20, 2015			843,649
EUR	669,705		Term Loan, 2.865%, maturing April 19, 2016			753,328
			Claires Stores, Inc.	Caa2	B-
	$4,494,911	(3)	Term Loan, 3.114%, maturing May 29, 2014			2,966,641
			Dollar General Corporation	Ba3	BB-
	7,000,000		Term Loan, 3.125%, maturing July 07, 2014			6,844,446
			Dollarama Group, L.P.	Ba1	BB-
	2,987,924		Term Loan, 2.238%, maturing November 18, 2011			2,965,514
			General Nutrition Centers, Inc.	B1	B
	2,646,839		Term Loan, 2.724%, maturing September 16, 2013			2,451,635
			Guitar Center, Inc.	B3	B-
	5,135,000		Term Loan, 3.771%,
			maturing October 09, 2014			4,191,444
			Harbor Freight Tools USA, Inc.	B1	B+
	7,035,910		Term Loan, 9.750%, maturing February 12, 2013			6,965,551
			Michaels Stores, Inc.	B3	B
	3,598,317		Term Loan, 2.563%, maturing October 31, 2013			3,200,253
			Nebraska Book Company, Inc.	Ba3	B
	3,291,746		Term Loan, 9.250%, maturing March 04, 2011			3,275,287
			Neiman Marcus Group, Inc.	B3	BB-
	6,243,249		Term Loan, 2.493%, maturing April 06, 2013			5,175,210
			Oriental Trading Company, Inc.	Caa1	CCC
	1,348,323		Term Loan, 9.750%, maturing July 31, 2013			1,063,490

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
			Petco Animal Supplies, Inc.	B1	B+.
	$4,996,875		Term Loan, 2.709%, maturing October 25, 2013			$4,812,615
			Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726		Term Loan, 3.042%, maturing September 22, 2014			1,423,707
GBP	1,545,301		Term Loan, 3.542%, maturing September 22, 2015			1,361,652
			Rite Aid	B3	B+
	$5,937,500		Term Loan, 2.027%, maturing June 04, 2014			5,152,016
	1,397,000		Term Loan, 6.000%, maturing June 04, 2014			1,322,494
	1,500,000	(3)	Term Loan, 9.500%, maturing June 10, 2015			1,560,000
			Sally Holding, LLC	B2	BB
	2,626,083		Term Loan, 5.413%, maturing November 16, 2013			2,511,662
			Sports Authority	B3	B-
	1,910,000		Term Loan, 2.848%, maturing May 03, 2013			1,360,875
			Toys "R" Us, Inc.	B1	BB-
	4,368,159		Term Loan, 4.518%, maturing July 19, 2012			4,198,111
			Vivarte	NR	NR
EUR	1,966,980		Term Loan, 2.522%, maturing March 09, 2015			2,194,267
EUR	1,966,980		Term Loan, 3.022%, maturing March 08, 2016			2,194,267
						70,510,958
Telecommunications Equipment: 1.1%
			CommScope, Inc.	Ba2	BB
	$625,691		Term Loan, 3.098%, maturing December 26, 2014			612,982
			Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	5,357,312		Term Loan, 2.536%, maturing March 10, 2014			7,331,495
			Sorenson Communications, Inc.	Ba2	B
	$1,696,708		Term Loan, 2.760%, maturing August 16, 2013			1,617,528
						9,562,005
Utilities: 5.7%
			Boston Generating, LLC	Caa2	CCC+
	1,062,345		Revolver, 2.848%,
			maturing December 20, 2013			785,140
	5,264,298		Term Loan, 2.589%, maturing December 20, 2013			3,890,648

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
$1,794,089	Term Loan, 2.723%, maturing December 20, 2013			$1,325,944
	Calpine Corporation	B2	B+
1,957,500	Revolver, 2.953%, maturing March 29, 2014			1,673,663
6,594,017	Term Loan, 3.475%, maturing March 29, 2014			6,077,831
	Coleto Creek WLE, L.P.	B1	B+
2,439,593	Term Loan, 3.253%, maturing June 28, 2013			2,210,881
437,602	Term Loan, 3.348%, maturing June 28, 2013			396,577
	FirstLight Power Resources, Inc.	B1	B+
906,823	Term Loan, 3.125%, maturing November 01, 2013			839,944
2,635,312	Term Loan, 3.125%, maturing November 01, 2013			2,440,958
	FirstLight Power Resources, Inc.	B3	CCC+
610,514	Term Loan, 5.125%, maturing May 01, 2014			485,359
	Infrastrux Group, Inc.	B2	B
4,164,771	Term Loan, 4.511%, maturing November 05, 2012			3,727,470
	MACH Gen, LLC	Ba3	BB-
258,928	Term Loan, 2.598%, maturing February 22, 2013			242,098
	NRG Energy, Inc.	Baa3	BB+
2,161,075	Term Loan, 2.348%, maturing February 01, 2013			2,046,635
	Texas Competitive Electric Holdings Company, LLC	B2	B+
7,189,034	Term Loan, 3.761%, maturing October 10, 2014			5,467,519
3,000,000	Term Loan, 3.776%, maturing October 10, 2014			2,276,250
6,736,329	Term Loan, 3.776%, maturing October 10, 2014			5,137,852
2,912,802	Term Loan, 3.776%, maturing October 10, 2014			2,221,618
	TPF Generation Holdings, LLC	Ba3	BB
1,164,934	Revolver, 2.698%, maturing December 15, 2011			1,108,352
1,443,369	Term Loan, 2.261%, maturing December 15, 2013			1,373,263
1,284,619	Term Loan, 2.598%, maturing December 15, 2013			1,222,224

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
		TPF Generation Holdings, LLC	B3	B+
	$2,000,000	Term Loan, 4.511%, maturing December 15, 2014			$1,696,666
		Viridian Group, PLC	NR	NR
EUR	1,310,694	Term Loan, 5.000%, maturing December 19, 2012			1,234,890
GBP	1,320,000	Term Loan, 5.045%, maturing December 19, 2012			1,410,783
					49,292,565
		Total Senior Loans (Cost $1,130,975,922)			946,999,444
Other Corporate Debt: 0.7%
Automobile: 0.7%
		Navistar International Corporation	NR	BB-
	$1,466,667	Unsecured Term Loan, 3.517%, maturing January 19, 2012			1,373,778
	4,033,333	Unsecured Term Loan, 3.511%, maturing January 19, 2012			3,777,890
		Flextronics International, Ltd.	Ba1	BB+
	908,562	Unsecured Term Loan, 2.696%, maturing October 01, 2014			819,523
	260,453	Unsecured Term Loan, 2.759%, maturing October 01, 2014			234,929
		Total Other Corporate Debt (Cost $6,542,222)			6,206,120
Equities and Other Assets: 0.0%

	Description		Market Value USD
(@), (R)	Decision One Corporation (417,344 Common Shares)		—
(@), (R)	Safelite Realty Corporation (30,003 Common Shares)		180,828
	Total for Equities and Other Assets (Cost $295,535)		180,828
	Total Investments (Cost $1,137,813,679)**	109.6%	$953,386,392
	Other Assets and Liabilities — Net	(9.6)	(83,729,345)
	Net Assets	100.0%	$869,657,047

  *  Senior Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

  †  Bank Loans rated below Baa by Moody's Investor Services, Inc. are considered to be below investment grade.

  (1)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (2)  Loan is on non-accrual basis.

  (3)  All or a portion of trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  **  For Federal Income Tax purposes cost of investments is $1,138,700,571.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$4,670,911
Gross Unrealized Depreciation	(189,985,090)
Net Unrealized Depreciation	$(185,314,179)

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

At August 31, 2009 the following forward foreign currency contracts were outstanding for ING Senior Income Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar AUD 15,500,000	Sell	09/30/09	USD $12,809,820	$13,040,269	$(230,449)
Euro EUR 37,240,000	Sell	09/30/09	52,687,500	53,364,800	(677,300)
Euro EUR 3,085,000	Sell	10/30/09	4,433,631	4,420,750	12,881
Euro EUR 6,785,000	Sell	11/30/09	9,654,241	9,722,517	(68,276)
British Pound Sterling GBP 8,655,000	Sell	09/30/09	14,038,929	14,078,543	(39,614)
British Pound Sterling GBP 3,600,000	Sell	10/30/09	5,912,748	5,855,897	56,851
Sweden Kronor SEK 13,815,000	Sell	09/15/09	1,791,679	1,939,709	(148,030)
Sweden Kronor SEK 5,245,000	Sell	09/30/09	716,816	736,470	(19,654)
			$102,045,364	$103,158,955	$(1,113,591)

Fair Value Measurements*

The following is a summary of the fair valuations according to the inputs used as of August 31, 2009 in valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 08/31/2009
Asset Table Investments, at value
Senior Loans	$—	$930,234,642	$16,764,802	$946,999,444
Other Corporate Debt	—	6,206,120	—	6,206,120
Equities and Other Assets	—	—	180,828	180,828
Total	$—	$936,440,762	$16,945,630	$953,386,392
Other Financial Instruments+
Forward foreign currency contracts	—	69,732	—	69,732
Total	$—	$69,732	$—	$69,732
Liabilities Table Other Financial Instruments+
Forward foreign currency contracts	$—	$(1,183,323)	$—	$(1,183,323)
Total Liabilities	$—	$(1,183,323)	$—	$(1,183,323)

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

  *  See note 2 in the Notes to Financial Statements for additional information.

  +  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

PORTFOLIO OF INVESTMENTS as of August 31, 2009 (Unaudited) (continued)

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Fund's assets and liabilities during the period ended August 31, 2009:

	Beginning Balance at 02/28/09	Purchases	Issuances	Settlements	Sales	Accrued Discounts/ (Premiums)
Senior Loans	$29,498,571	$—	$—	$—	$(466,116)	$1,352,862
Other Corporate Debt	—	—	—	—	—	—
Equities and Other Assets	—	—	—	—	—	—
Other Financial Instruments+	—	—	—	—	—	—
Total	$29,498,571	$—	$—	$—	$(466,116)	$1,352,862

	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 08/31/09
Senior Loans	$(26,670,841)	$13,231,154	$—	$—	$16,945,630
Other Corporate Debt	—	—	—	—	—
Equities and Other Assets	—	—	—	—	—
Other Financial Instruments+	—	—	—	—	—
Total	$(26,670,841)	$13,231,154	$—	$—	$16,945,630

As of August 31, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(8,792,501).

  *  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  +  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.
230 Park Avenue
New York, New York 10169

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Institutional Investors and Analysts

Call ING Senior Income Fund
1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:
ING Senior Income Fund
c/o ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRSAR-USIF

(0809-102309)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 5, 2009

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 5, 2009